SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Impairment of property, plant and equipment and intangibles
Residual value	$ 0
Impairment	0	0	2,674
Carrying amount of intangible assets	0	0
Amortization expenses of intangible assets	0	0	155
Long-lived assets to be disposed of and discontinued operations
Long-lived asset classified as held for sale	$ 0	$ 0
Disposal group classified as held for sale	0	0